Basis of preparation - Additional Information (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 ₺ / €	Mar. 31, 2024 Br / €	Mar. 31, 2023 ₺ / €	Mar. 31, 2023 Br / €	Apr. 01, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Basis of Preparation
Cash and cash equivalents.	€ 6,183	€ 11,705
Equity	60,998	64,483						€ 57,073	€ 57,768
Exchange rate			34.94	61.43	20.85	58.59
Non-controlling interests	68	37
Current borrowings	8,659	14,721
Non-current borrowings	€ 48,328	€ 51,669
Turkey, New Lira
Basis of Preparation
Price index movements	68.5	50.5
Ethiopia, Birr
Basis of Preparation
Price index movements	26.2	31.3
IFRS 17
Basis of Preparation
Reclassification other payable notes Non-current		€ 257
Reclassification other payable notes Current		63
Non-current reinsurance liability	€ 254
Current reinsurance liability	48
Bonds
Basis of Preparation
Current borrowings	1,292	4,604
Non-current borrowings	39,451	39,512
Future effect of adoption of amendments to IAS 1 on April first 2024 | Forecast | Bonds | Increase (decrease) due to changes in accounting policy required by IFRSs
Basis of Preparation
Current borrowings	(931)	(2,013)					€ 0
Non-current borrowings	€ 931	€ 2,013						0
Adoption of IAS 29
Basis of Preparation
Equity								565
Opening balance after adjustment, cumulative effect at date of initial application [member]
Basis of Preparation
Equity								€ 57,638